Net Assets (Tables)	12 Months Ended
Dec. 31, 2023
Investment Company [Abstract]
Schedule of Transactions in Common Shares of Beneficial Interest & Net Asset Value Per Share

The following table summarizes transactions in Common Shares during the year ended December 31, 2023:

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions(1)	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions(1)	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions(1)	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421
(1)	See Note 12 for subsequent events related to subscription activities.

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Accumulated undistributed earnings	$762	$—
Paid in capital	$(762)	$—

Schedule of Regular Distributions Declared	The following table presents the monthly regular distributions that were declared and payable during the year ended December 31, 2023.

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19925	$7,195
August 10, 2023	September 29, 2023	October 25, 2023	0.19925	8,027
August 10, 2023	October 31, 2023	November 27, 2023	0.19925	8,949
November 13, 2023	November 30, 2023	December 26, 2023	0.21430	10,153
November 13, 2023	December 29, 2023	January 25, 2024	0.21430	11,131
			$1.02635	$45,455

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.17975	$430
August 10, 2023	September 29, 2023	October 25, 2023	0.18033	917
August 10, 2023	October 31, 2023	November 27, 2023	0.17971	1,214
November 13, 2023	November 30, 2023	December 26, 2023	0.19549	1,747
November 13, 2023	December 29, 2023	January 25, 2024	0.19479	2,137
			$0.93007	$6,445

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19351	$134
August 10, 2023	September 29, 2023	October 25, 2023	0.19369	228
August 10, 2023	October 31, 2023	November 27, 2023	0.19350	235
November 13, 2023	November 30, 2023	December 26, 2023	0.20877	292
November 13, 2023	December 29, 2023	January 25, 2024	0.20856	377
			$0.99803	$1,266

On January 23, 2024, the Fund announced the declaration of regular monthly distributions for each class of the Fund’s Common Shares in the amounts per share set forth below:

		Shareholder Servicing
	Gross Distribution	and/or Distribution Fee	Net Distribution
January 2024 Distributions
Class I	$0.21430	$0.00000	$0.21430
Class S	$0.21430	$0.01960	$0.19470
Class D	$0.21430	$0.00576	$0.20854
February 2024 Distributions
Class I	$0.21430	$0.00000	$0.21430
Class S	$0.21430	$0.01830	$0.19600
Class D	$0.21430	$0.00538	$0.20892
The following table presents the regular monthly gross distributions per share that were declared and payable:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
March 29, 2024	April 24, 2024	$0.21430	$0.21430	$0.21430
April 30, 2024	May 23, 2024	$0.21430	$0.21430	$0.21430
May 31, 2024	June 25, 2024	$0.21430	$0.21430	$0.21430
June 28, 2024	July 24, 2024	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.

Schedule of Treasury Stock

During the year ended December 31, 2023, the Fund repurchased approximately 2,955 shares of the Fund’s Class I shares for a total value of $78. The following table presents the share repurchases completed during the year ended December 31, 2023:

Maximum number
of shares that may
	Total Number	Percentage of	Repurchase	Purchase	Amount	yet be purchased
	of Shares	Outstanding Shares	Request	Price	Repurchased	under the repurchase
Repurchase Pricing Date	Repurchased	Repurchased(1)	Deadline	Per Share(2)	(All Classes)(2)	plan(3)
November 30, 2023	2,955	0.01%	December 20, 2023	$27.03	$78	—
(1)	Percentage is based on total shares outstanding as of the close of business on October 31, 2023.
(2)	Amounts shown net of the Early Repurchase Deduction.
(3)	All repurchase requests were satisfied in full.